BLACKROCK FUNDSSM

BlackRock Commodity Strategies Fund

(the “Fund”)

SUPPLEMENT DATED JUNE 2, 2014 TO THE

PROSPECTUS DATED NOVEMBER 27, 2013

Effective immediately, the Fund’s prospectus is amended hereby as follows:

In the “Fund Overview” section, the subsection entitled “Portfolio Managers” is deleted in its entirety and replaced with the following:

Portfolio Managers

Name	Portfolio Manager of the Fund Since	Title
Robin Batchelor	2011	Managing Director of BlackRock, Inc.
Evy Hambro	2011	Managing Director of BlackRock, Inc.
Poppy Allonby, CFA	2011	Managing Director of BlackRock, Inc.
Catherine Raw, CFA	2011	Director of BlackRock, Inc.
Rob Shimell	2011	Director of BlackRock, Inc.
Ricardo Fernandez	2014	Vice President of BlackRock, Inc.

The section in the prospectus captioned “Details About the Fund — How the Fund Invests — About the Portfolio Management Team of the Fund” is deleted in its entirety and replaced with the following:

ABOUT THE PORTFOLIO MANAGEMENT TEAM OF THE FUND

The Fund is managed by a team of financial professionals. Robin Batchelor, Evy Hambro, Poppy Allonby, CFA, Catherine Raw, CFA, Rob Shimell and Ricardo Fernandez are the portfolio managers of the Fund and are jointly and primarily responsible for the day-to-day management of the Fund. Please see “Management of the Fund — Portfolio Manager Information” for additional information about the portfolio management team.

The section in the prospectus captioned “Management of the Fund — Portfolio Manager Information” is deleted in its entirety and replaced with the following:

Information regarding the portfolio managers of the Fund is set forth below. Further information regarding the portfolio managers, including other accounts managed, compensation, ownership of Fund shares, and possible conflicts of interest, is available in the Fund’s SAI.

Portfolio Manager	Primary Role	Since	Title and Recent Biography
Robin Batchelor	Jointly and primarily responsible for the day-to-day management of the Fund’s portfolio, including setting the Fund’s overall investment strategy and overseeing the management of the Fund.	2011	Managing Director of BlackRock, Inc. since 2007; Director of BlackRock, Inc. from 2006 to 2007; Director of Merrill Lynch Investment Managers, L.P. from 2002 to 2006.
Evy Hambro	Jointly and primarily responsible for the day-to-day management of the Fund’s portfolio, including setting the Fund’s overall investment strategy and overseeing the management of the Fund.	2011	Managing Director of BlackRock, Inc. since 2006 and Co-head of BlackRock’s Natural Resources Equity team; Portfolio Manager of Merrill Lynch Investment Managers, L.P. and its predecessor from 1994 to 2006.

Portfolio Manager	Primary Role	Since	Title and Recent Biography
Poppy Allonby, CFA	Jointly and primarily responsible for the day-to-day management of the Fund’s portfolio, including setting the Fund’s overall investment strategy and overseeing the management of the Fund.	2011	Managing Director since 2012; Director of BlackRock, Inc. from 2007 to 2011; Vice President of BlackRock, Inc. from 2006 to 2007; Director of Merrill Lynch Investment Managers, L.P. in 2006.
Catherine Raw, CFA	Jointly and primarily responsible for the day-to-day management of the Fund’s portfolio, including setting the Fund’s overall investment strategy and overseeing the management of the Fund.	2011	Director of BlackRock, Inc. since 2010; Vice President of BlackRock, Inc. from 2006 to 2009; Associate Vice President of Merrill Lynch Investment Managers, L.P. from 2005 to 2006.
Rob Shimell	Jointly and primarily responsible for the day-to-day management of the Fund’s portfolio, including setting the Fund’s overall investment strategy and overseeing the management of the Fund.	2011	Director of BlackRock, Inc. since 2009; Principal at Barclays Global Investors (“BGI”) from 2008 to 2009; Associate at BGI from 2004 to 2008.
Ricardo Fernandez	Jointly and primarily responsible for the day-to-day management of the Fund’s portfolio, including setting the Fund’s overall investment strategy and overseeing the management of the Fund.	2014	Vice President of BlackRock, Inc. since 2014; Associate at BlackRock, Inc. from 2011 to 2014; Analyst at BlackRock, Inc. from 2008 to 2011.

Shareholders should retain this Supplement for future reference.

PRO-CS-0614SUP